Corporate Information	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Corporate Information
1	CORPORATE INFORMATION
Banco Macro SA (hereinafter, the Bank) is a stock corporation (
sociedad anónima
), organized in the Argentine Republic, with headquarters at Avenida Madero 1182, Autonomous City of Buenos Aires (CABA, for its acronym in Spanish). Its by-law expiry date is on March 8, 2066.
The Bank offers traditional banking products and services to companies, including those companies operating in regional economies as well as to individuals, thus strengthening its goal to be a multiservice bank. In addition, through its subsidiaries, the Bank performs transactions as a trustee agent, manager and administrator of mutual funds, renders stock exchange services and electronic payments services.
Macro Compañía Financiera SA was created in 1977, as a non-banking financial institution. In May 1988, it received the authorization to operate as a commercial bank and was incorporated as Banco Macro SA. Subsequently, as a result of the merger process with other entities, it adopted other names (among them, Banco Macro Bansud SA) and since August 2006, Banco Macro SA.
The Bank’s shares have been publicly listed on Bolsas y Mercados Argentinos (BYMA) since November 1994; and as from March 24, 2006 they are listed on the New York Stock Exchange (NYSE). Additionally, on October 15, 2015, they were authorized to be listed on the Mercado Abierto Electrónico SA (MAE).
Since 1994, Banco Macro SA’s market strategy was mainly focused on the regional areas outside the CABA. Following this strategy, in 1996, Banco Macro SA started the process to acquire entities and assets and liabilities during the privatization of provincial and other banks.
During 2020 and 2021, the Bank made contributions in the company Play Digital SA for a total amount of 253,557 (not restated). On September 28, 2021, the Extraordinary Shareholders’ Meeting of Play Digital SA accepted the last irrevocable capital contributions made on March 4 and May 12, 2021 in which the Bank subscribed 96,539,571 common, registered shares, with a face value of Ps. 1, amounting to 215,717,076 shares. As a consequence, after the last acceptance of capital contribution, the Bank’s interest in Play Digital SA amounted to 10.020% while before the abovementioned acceptance it amounted to 9.9545%. Moreover, on January 17, 2022, the Bank made a new irrevocable capital contribution for an amount of 130,758. The company’s purpose is to develop and market a payment solution linked to bank accounts held by financial system users in order to bring significant improvement to their payment experience.
Additionally, on October 1, 2021, Banco Macro SA decided to exercise a call option to reach 24.99% of the equity interest in Fintech SGR. The amount paid on October 15, 2021 was 33,488 (not restated). As explained in note 3, under “Basis for consolidation” section, this is a structured entity in which the Bank has control. The purpose of this company is to enable small and medium-sized companies (PyMES, for its acronym in Spanish), to have access to credit by granting guarantees.
In addition, on October 1, 2021 Banco Macro SA paid 50,850 (not restated) in order to purchase shares representing 50% of the capital stock and votes of Finova SA. The main purpose of this company is to develop and market the website www.facturbo.com.ar, a digital solution that allows customers to negotiate credit instruments issued and accepted by large companies in favor of small and medium-sized companies (MiPyMES, for its acronym in Spanish). See also note 15.
These consolidated financial statements for the year ended December 31, 2021, were authorized for issue by the Management on April 28, 2022. Even when the Shareholders’ Meeting has the power to amend these consolidated financial statements after issuance, in Management’s opinion it will not happen.